Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Related Party Balances And Transactions Schedule Of Related Party Transactions 1	$ 10,007
Related Party Balances And Transactions Schedule Of Related Party Transactions 2	115,248
Related Party Balances And Transactions Schedule Of Related Party Transactions 3	99,399
Related Party Balances And Transactions Schedule Of Related Party Transactions 4	393,107
Related Party Balances And Transactions Schedule Of Related Party Transactions 5	109,406
Related Party Balances And Transactions Schedule Of Related Party Transactions 6	508,355
Related Party Balances And Transactions Schedule Of Related Party Transactions 7	864,327
Related Party Balances And Transactions Schedule Of Related Party Transactions 8	$ 913,479